Payden/Kravitz Cash Balance Plan Fund

Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (22%
)
250,000 AlbaCore Euro CLO I DAC 1A 144A, (3 mo.
EURIBOR + 3.250%), 3.25%, 10/18/34
EUR (a)(b)(c) $ 217
400,000 Allegro CLO VII Ltd. 2018-1A 144A, (3 mo.
LIBOR USD + 1.900%), 4.41%, 6/13/31 (a)(b) 379
450,000 Ammc CLO Ltd. 2017-20A 144A, (3 mo.
LIBOR USD + 3.150%), 5.89%, 4/17/29 (a)(b) 435
250,000 Anchorage Capital CLO Ltd. 2018-10A 144A,
(3 mo. LIBOR USD + 5.750%), 8.26%,
10/15/31 (a)(b) 221
350,000 Anchorage Capital CLO Ltd. 2019-11A 144A, (3
mo. LIBOR USD + 3.450%), 6.21%, 7/22/32 (a)
(b) 329
250,000 Anchorage Capital CLO Ltd. 2019-11A 144A, (3
mo. LIBOR USD + 7.050%), 9.81%, 7/22/32 (a)
(b) 211
400,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2021-FL2 144A, (1 mo. LIBOR USD +
2.950%), 4.95%, 5/15/36 (a)(b) 365
200,000 Bain Capital Euro CLO DAC 2018-1X, (3 mo.
EURIBOR + 1.700%), 1.75%, 4/20/32 EUR (b)
(c)(d) 186
250,000 Ballyrock CLO Ltd. 2019-1A 144A, (3 mo.
LIBOR USD + 6.750%), 9.26%, 7/15/32 (a)(b) 232
500,000 BDS Ltd. 2021-FL7 144A, (1 mo. LIBOR USD
+ 2.800%), 4.96%, 6/16/36 (a)(b) 460
600,000 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.864%), 4.97%,
2/16/37 (a)(b) 579
250,000 Benefit Street Partners CLO XVII Ltd. 2019-
17A 144A, (3 mo. LIBOR USD + 6.350%),
8.86%, 7/15/32 (a)(b) 228
250,000 Blackrock European CLO IV DAC 4A 144A,
(3 mo. EURIBOR + 1.300%), 1.30%, 7/15/30
EUR (a)(b)(c) 241
350,000 Blackrock European CLO IV DAC 4A 144A,
(3 mo. EURIBOR + 2.650%), 2.65%, 7/15/30
EUR (a)(b)(c) 319
500,000 Blackrock European CLO V DAC 5X, (3 mo.
EURIBOR + 1.100%), 1.10%, 7/16/31 EUR (b)
(c)(d) 475
300,000 BRSP Ltd. 2021-FL1 144A, (1 mo. LIBOR USD
+ 3.450%), 5.57%, 8/19/38 (a)(b) 279
350,000 Carlyle Global Market Strategies Euro CLO DAC
2015-2A 144A, (3 mo. EURIBOR + 0.940%),
0.94%, 11/10/35 EUR (a)(b)(c) 334
800,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (a) 748
200,000 CARS-DB4 LP 2020-1A 144A, 4.52%,
2/15/50 (a) 180
300,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 257
500,000 Carvana Auto Receivables Trust 2022-P2 144A,
4.37%, 5/10/29 (a) 495
350,000 CHCP Ltd. 2021-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.114%),
5.22%, 2/15/38 (a)(b) 330
300,000 CIFC Funding  Ltd. 2013-3RA 144A, (3 mo.
LIBOR USD + 2.900%), 5.68%, 4/24/31 (a)(b) 284
428,702 CLI Funding VIII LLC 2021-1A 144A, 2.38%,
2/18/46 (a) 378
Principal
or Shares Security Description
Value
(000)
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (a)(c) $ 301
150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (a) 132
550,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 3.48%, 4/15/49 (a) 481
386,000 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (a) 373
147,750 Driven Brands Funding LLC 2020-2A 144A,
3.24%, 1/20/51 (a) 131
1,300,000 Dryden 39 Euro CLO DAC 2015-39A 144A,
(3 mo. EURIBOR + 0.950%), 0.95%, 4/15/35
EUR (a)(b)(c) 1,252
400,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.850%), 3.36%, 2/23/39 (a)(b) 387
300,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 3.76%, 2/23/39 (a)(b) 288
250,000 GoldentTree Loan Management U.S. CLO 1 Ltd.
2021-9A 144A, (3 mo. LIBOR USD + 6.750%),
9.46%, 1/20/33 (a)(b) 212
600,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 2.400%), 4.40%, 9/15/37 (a)
(b) 583
600,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 2.750%), 4.75%, 9/15/37 (a)
(b) 581
300,000 Greystone CRE Notes Ltd. 2021-FL3 144A, (1
mo. LIBOR USD + 2.750%), 4.75%, 7/15/39 (a)
(b) 280
229,199 Halcyon Loan Advisors Funding Ltd. 2015-2A
144A, (3 mo. LIBOR USD + 1.650%), 4.43%,
7/25/27 (a)(b) 228
450,000 ITE Rail Fund Levered LP 2021-3A 144A,
2.98%, 6/28/51 (a) 402
600,000 JPMorgan Chase Bank N.A.-CACLN 2020-2
144A, 5.76%, 2/25/28 (a) 591
272,725 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 2.37%, 9/25/28 (a) 265
550,000 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 4.28%, 9/25/28 (a) 522
600,000 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 4.39%, 12/26/28 (a) 567
550,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 3.69%, 2/26/29 (a) 511
400,000 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
3.61%, 2/17/39 (a)(b) 388
300,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo.
LIBOR USD + 3.750%), 5.75%, 7/15/36 (a)(b) 274
250,000 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 2.850%), 5.59%,
4/19/30 (a)(b) 235
250,000 Madison Park Funding XXIV Ltd. 2016-24A
144A, (3 mo. Term Secured Overnight Financing
Rate + 4.112%), 6.59%, 10/20/29 (a)(b) 240
500,000 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 3.39%, 11/20/50 (a) 475
300,000 OCP CLO Ltd. 2018-15A 144A, (3 mo. LIBOR
USD + 5.850%), 8.56%, 7/20/31 (a)(b) 261

Payden Mutual Funds
Payden/Kravitz Cash Balance Plan Fund
continued
Principal
or Shares Security Description
Value
(000)
250,000 OCP CLO Ltd. 2015-9A 144A, (3 mo. Term
Secured Overnight Financing Rate + 6.800%),
7.65%, 1/15/33 (a)(b) $ 229
250,000 OCP CLO Ltd. 2020-19A 144A, (3 mo. LIBOR
USD + 6.500%), 9.21%, 10/20/34 (a)(b) 220
700,000 OZLM XII Ltd. 2015-12A 144A, (3 mo. LIBOR
USD + 1.600%), 4.38%, 4/30/27 (a)(b) 694
250,000 Palmer Square CLO Ltd. 2013-2A 144A, (3 mo.
LIBOR USD + 5.850%), 8.59%, 10/17/31 (a)(b) 221
268,125 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 235
362,462 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 359
226,539 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 7.38%, 5/15/32 (a) 224
270,000 Textainer Marine Containers VII Ltd. 2021-2A
144A, 2.82%, 4/20/46 (a) 241
400,000 Trinity Rail Leasing LLC 2021-1A 144A, 3.08%,
7/19/51 (a) 350
600,000 TRP LLC 2021-1 144A, 3.06%, 6/19/51 (a) 534
600,000 TRP-TRIP Rail Master Funding LLC 2021-2
144A, 3.08%, 6/19/51 (a) 535
300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (a) 278
628,796 Venture XVII CLO Ltd. 2014-17A 144A, (3 mo.
LIBOR USD + 0.880%), 3.39%, 4/15/27 (a)(b) 620
346,500 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 304
Total Asset Backed (Cost - $25,214)
23,166
Bank Loans(e) (5%
)
582,573 Axalta Coating Systems U.S. Holdings Inc. Term
Loan B3 1L, (LIBOR USD 3-Month + 1.750%),
4.00%, 6/01/24  579
200,000 Central Parent Inc. Term Loan 1L, (TSFR USD
1-Month + 3.500%), 6.61%, 7/06/29  195
241,254 Change Healthcare Holdings LLC Term Loan B
1L, (LIBOR USD 1-Month + 2.500%), 4.87%,
3/01/24  239
249,375 Crocs Inc. Term Loan B 1L, (LIBOR USD
1-Month + 3.500%), 4.45%, 2/19/29  235
279,750 Directv Financing LLC Term Loan 1L, (LIBOR
USD 1-Month + 5.000%), 7.37%, 8/02/27  265
250,000 Froneri Lux FinCo Sarl Term Loan B 1L, (3 mo.
EURIBOR + 2.375%), 3.01%, 1/31/27 EUR (c) 237
297,490 Graham Packaging Co. Inc. Term Loan 1L,
(LIBOR USD 1-Month + 3.000%), 5.37%,
8/04/27  288
199,000 Gray Television Inc. Term Loan D 1L, (LIBOR
USD 1-Month + 3.000%), 4.71%, 12/01/28  195
259,114 Grifols SA Term Loan B 1L, (3 mo. EURIBOR +
2.250%), 2.32%, 11/15/27 EUR (c) 249
8,013 ICON Luxembourg Sarl Term Loan B 1L,
(LIBOR USD 1-Month + 2.250%), 4.56%,
7/01/28  8
538,747 IRB Holding Corp. Term Loan B 1L, (LIBOR
USD 1-Month + 2.750%), 5.12%, 2/05/25  527
165,000 MIC Glen LLC Term Loan 2L, (LIBOR USD
1-Month + 6.750%), 9.12%, 7/21/29  152
1,996 PRA Health Sciences Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 2.250%), 4.56%,
7/03/28  2
Principal
or Shares Security Description
Value
(000)
114,345 Standard Industries Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 2.500%), 3.79%,
9/22/28  $ 112
484,549 Tacala Investment Corp. Term Loan B 1L,
(LIBOR USD 1-Month + 3.500%), 5.87%,
2/05/27  457
316,158 United Natural Foods Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 3.250%), 5.58%,
10/22/25  313
348,250 Whatabrands LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 5.62%, 8/03/28  333
323,350 Wyndham Hotels & Resorts Inc. Term Loan B
1L, (LIBOR USD 3-Month + 1.750%), 4.12%,
5/30/25  320
Total Bank Loans (Cost - $4,869)
4,706
Corporate Bond (26%
)
1,000,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (d) 960
250,000 Adani Electricity Mumbai Ltd. , 3.95%,
2/12/30 (d) 204
183,500 Adani Renewable Energy RJ Ltd./Kodangal Solar
Parks Pvt. Ltd./Wardha Solar Maharash , 4.63%,
10/15/39 (d) 133
300,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (a) 274
350,000 Anglo American Capital PLC 144A, 3.88%,
3/16/29 (a) 329
200,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC 144A,
4.00%, 9/01/29 (a) 172
200,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (a)(b) 200
270,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 5.88%, 6/30/29 (a) 238
190,000 ASP Unifrax Holdings Inc. 144A, 7.50%,
9/30/29 (a) 151
100,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 101
200,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(b)(f) 166
250,000 Blackstone Private Credit Fund 144A, 1.75%,
9/15/24 (a) 228
300,000 Broadcom Inc. 144A, 4.00%, 4/15/29 (a) 288
500,000 C&W Senior Financing DAC , 6.88%,
9/15/27 (d) 445
350,000 Caesars Entertainment Inc. 144A, 6.25%,
7/01/25 (a) 350
250,000 Cemex SAB de CV , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.534%), 5.13% (b)(d)(f) 209
200,000 Cemex SAB de CV , 7.38%, 6/05/27 (d) 203
325,000 Centene Corp. , 2.63%, 8/01/31 (g) 278
200,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 190
360,000 Charles River Laboratories International Inc.
144A, 3.75%, 3/15/29 (a) 333
400,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 3.75%,
2/15/28  378
250,000 CIBANCO SA Institucion de Banca Multiple
Trust CIB/3332 , 4.38%, 7/22/31 (d) 173

Principal
or Shares Security Description
Value
(000)
50,000 Clearway Energy Operating LLC 144A, 3.75%,
2/15/31 (a) $ 44
200,000 Cobra AcquisitionCo LLC 144A, 6.38%,
11/01/29 (a) 150
260,000 Cogent Communications Group Inc. 144A,
7.00%, 6/15/27 (a) 261
250,000 Colombia Telecomunicaciones SA ESP , 4.95%,
7/17/30 (d) 202
150,000 Consolidated Energy Finance SA 144A, 5.63%,
10/15/28 (a) 123
65,000 Coty Inc. 144A, 6.50%, 4/15/26 (a)(g) 64
350,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 325
250,000 CT Trust , 5.13%, 2/03/32 (d) 224
250,000 CVR Energy Inc. 144A, 5.75%, 2/15/28 (a) 227
175,000 DISH DBS Corp. 144A, 5.75%, 12/01/28 (a) 142
200,000 doValue SpA 144A, 3.38%, 7/31/26 EUR (a)(c) 176
130,000 Earthstone Energy Holdings LLC 144A, 8.00%,
4/15/27 (a) 125
300,000 Ecopetrol SA , 6.88%, 4/29/30  286
225,000 Energean PLC 144A, 6.50%, 4/30/27 (a) 200
250,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/
Prime Energia SpA , 5.38%, 12/30/30 (d) 171
215,000 Extra Space Storage LP , 2.35%, 3/15/32  175
125,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (a) 102
200,000 FMG Resources August 2006 Pty Ltd. 144A,
4.50%, 9/15/27 (a) 185
200,000 FMG Resources August 2006 Pty Ltd. 144A,
4.38%, 4/01/31 (a) 174
100,000 Food Service Project SA 144A, 5.50%, 1/21/27
EUR (a)(c) 88
200,000 Ford Motor Co. , 3.25%, 2/12/32  167
200,000 Ford Motor Credit Co. LLC , 4.95%, 5/28/27  197
200,000 Freeport Indonesia PT 144A, 5.32%, 4/14/32 (a) 188
170,000 Freeport-McMoRan Inc. , 4.38%, 8/01/28  161
250,000 General Motors Co. , 6.13%, 10/01/25  263
100,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.00%, 1/15/27  98
350,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 302
200,000 Geopark Ltd. , 5.50%, 1/17/27 (d) 168
250,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.114%), 2.64%,
2/24/28 (b) 233
150,000 Gray Television Inc. 144A, 4.75%, 10/15/30 (a) 129
125,000 Grifols Escrow Issuer SA 144A, 3.88%, 10/15/28
EUR (a)(c) 112
650,000 Grupo Bimbo SAB de CV , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.280%), 5.95% (b)(d)(f) 646
105,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A,
6.25%, 4/15/32 (a) 95
200,000 II-VI Inc. 144A, 5.00%, 12/15/29 (a) 191
389,400 India Cleantech Energy , 4.70%, 8/10/26 (d) 329
375,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(d) 355
250,000 Jabil Inc. , 4.25%, 5/15/27  248
250,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. 144A, 3.75%, 12/01/31 (a) 211
300,000 Kallpa Generacion SA , 4.13%, 8/16/27 (d) 275
50,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC 144A, 4.75%, 6/01/27 (a) 50
Principal
or Shares Security Description
Value
(000)
250,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) $ 212
200,000 Kosmos Energy Ltd. , 7.75%, 5/01/27 (d) 170
300,000 LA Construccion SA 144A, 4.75%, 2/07/32 (a) 228
100,000 Leviathan Bond Ltd. 144A, 6.13%, 6/30/25 (a)
(d) 98
300,000 Mauser Packaging Solutions Holding Co. ,
4.75%, 4/15/24 EUR (c)(d) 295
150,000 Medline Borrower LP 144A, 5.25%, 10/01/29 (a) 136
250,000 Meritage Homes Corp. 144A, 3.88%, 4/15/29 (a) 221
650,000 Mexico City Airport Trust , 4.25%, 10/31/26 (d) 614
550,000 Minejesa Capital BV , 4.63%, 8/10/30 (d) 505
550,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (a)(b)(d) 488
300,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.669%), 4.68%, 7/17/26 (b) 305
350,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.000%), 2.48%, 1/21/28 (b) 326
225,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.50%, 3/24/26 GBP (c) 244
300,000 NBM U.S. Holdings Inc. , 6.63%, 8/06/29 (d) 293
300,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 297
100,000 OneMain Finance Corp. , 7.13%, 3/15/26  97
200,000 OneMain Finance Corp. , 3.88%, 9/15/28  166
300,000 Open Text Corp. 144A, 3.88%, 12/01/29 (a) 271
200,000 Owl Rock Capital Corp. , 3.40%, 7/15/26  180
100,000 PBF Holding Co. LLC/PBF Finance Corp. ,
7.25%, 6/15/25 (g) 99
280,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  255
195,000 PDC Energy Inc. , 5.75%, 5/15/26  191
200,000 Penn Virginia Holdings LLC 144A, 9.25%,
8/15/26 (a) 197
225,000 Petroleos Mexicanos , (3 mo. EURIBOR +
2.400%), 2.05%, 8/24/23 EUR (b)(c)(d) 225
200,000 Petroleos Mexicanos , 3.75%, 2/21/24 EUR (c)(d) 199
250,000 Petroleos Mexicanos , 6.88%, 10/16/25  245
200,000 Petroleos Mexicanos , 6.75%, 9/21/47  137
250,000 PRA Group Inc. 144A, 5.00%, 10/01/29 (a) 216
250,000 Renesas Electronics Corp. 144A, 2.17%,
11/25/26 (a) 225
200,000 ReNew Power Pvt Ltd. , 6.45%, 9/27/22 (d) 199
500,000 Royalty Pharma PLC , 1.75%, 9/02/27  444
200,000 Sirius XM Radio Inc. 144A, 3.13%, 9/01/26 (a) 189
300,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 276
255,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A, 8.50%,
10/15/26 (a) 244
300,000 Tamarack Valley Energy Ltd. 144A, 7.25%,
5/10/27 CAD (a)(c) 229
250,000 Telefonica Celular del Paraguay SA , 5.88%,
4/15/27 (d) 239
250,000 Tenet Healthcare Corp. 144A, 4.63%,
6/15/28 (a) 236
150,000 Tenet Healthcare Corp. 144A, 6.13%,
10/01/28 (a) 146
300,000 T-Mobile USA Inc. , 3.75%, 4/15/27  295
400,000 T-Mobile USA Inc. , 3.38%, 4/15/29  374
200,000 TransDigm Inc. , 5.50%, 11/15/27  189
400,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (a) 354
125,000 Twitter Inc. 144A, 5.00%, 3/01/30 (a) 121

Payden Mutual Funds
Payden/Kravitz Cash Balance Plan Fund
continued
Principal
or Shares Security Description
Value
(000)
520,000 U.S. Foods Inc. 144A, 6.25%, 4/15/25 (a) $ 530
200,000 U.S. Foods Inc. 144A, 4.75%, 2/15/29 (a) 187
238,800 United Airlines Pass-Through Trust 2020-1,
4.88%, 1/15/26  227
250,000 United Rentals North America Inc. , 3.88%,
11/15/27  240
250,000 VICI Properties LP , 4.38%, 5/15/25  247
200,000 Volkswagen Group of America Finance LLC
144A, 4.75%, 11/13/28 (a) 202
450,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.510%), 3.53%, 3/24/28 (b) 435
200,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.980%), 4.81%, 7/25/28 (b) 205
200,000 Workday Inc. , 3.80%, 4/01/32  191
Total Corporate Bond (Cost - $28,339)
26,999
Foreign Government (6%
)
425,000 Colombia Government International Bond ,
4.50%, 3/15/29  386
200,000 Corp. Financiera de Desarrollo SA , 2.40%,
9/28/27 (d) 168
200,000 Dominican Republic International Bond , 6.00%,
7/19/28 (d) 194
625,000 Dominican Republic International Bond 144A,
5.50%, 2/22/29 (a) 581
350,000 Egypt Government International Bond , 4.75%,
4/16/26 EUR (c)(d) 249
300,000 Guatemala Government Bond 144A, 3.70%,
10/07/33 (a) 250
750,000 Ivory Coast Government International Bond ,
6.38%, 3/03/28 (d) 680
250,000 Jordan Government International Bond , 5.75%,
1/31/27 (d) 229
200,000 Mongolia Government International Bond ,
8.75%, 3/09/24 (d) 198
300,000 Mongolia Government International Bond 144A,
4.45%, 7/07/31 (a) 226
300,000 Nigeria Government International Bond , 6.50%,
11/28/27 (d) 227
225,000 Nigeria Government International Bond 144A,
8.38%, 3/24/29 (a) 175
550,000 Oman Government International Bond , 5.63%,
1/17/28 (d) 550
200,000 Oman Government International Bond , 6.00%,
8/01/29 (d) 200
500,000 Paraguay Government International Bond 144A,
3.85%, 6/28/33 (a) 455
4,900,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (c) 259
200,000 Republic of South Africa Government
International Bond , 5.88%, 4/20/32  186
350,000 Republic of Uzbekistan International Bond ,
5.38%, 2/20/29 (d) 306
200,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 147
175,000 Romanian Government International Bond ,
2.88%, 3/11/29 EUR (c)(d) 153
100,000 Romanian Government International Bond ,
3.62%, 5/26/30 EUR (c)(d) 89
200,000 Romanian Government International Bond
144A, 1.75%, 7/13/30 EUR (a)(c) 153
300,000 Senegal Government International Bond , 4.75%,
3/13/28 EUR (c)(d) 253
Principal
or Shares Security Description
Value
(000)
550,000 Serbia International Bond , 1.00%, 9/23/28
EUR (c)(d) $ 433
Total Foreign Government (Cost - $7,734)
6,747
Mortgage Backed (29%
)
100,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. LIBOR USD + 1.750%), 3.91%,
12/18/37 (a)(b) 99
200,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. LIBOR USD + 2.600%), 4.76%,
12/18/37 (a)(b) 195
600,000 BBCMS Mortgage Trust 2018-TALL 144A, (1
mo. LIBOR USD + 1.449%), 3.45%, 3/15/37 (a)
(b) 539
340,000 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 1.800%), 3.80%,
10/15/36 (a)(b) 331
552,500 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 2.000%), 4.00%,
10/15/36 (a)(b) 534
680,000 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 2.300%), 4.30%,
10/15/36 (a)(b) 654
298,015 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 2.750%), 4.75%,
10/15/37 (a)(b) 279
500,000 BX Commercial Mortgage Trust 2021-VINO
144A, (1 mo. LIBOR USD + 1.952%), 3.95%,
5/15/38 (a)(b) 465
560,077 BX Commercial Mortgage Trust 2021-XL2
144A, (1 mo. LIBOR USD + 3.890%), 5.89%,
10/15/38 (a)(b) 527
500,000 BX Trust 2021-LGCY 144A, (1 mo. LIBOR
USD + 3.193%), 5.19%, 10/15/23 (a)(b) 455
700,000 BX Trust 2018-GW 144A, (1 mo. LIBOR USD
+ 2.420%), 4.42%, 5/15/35 (a)(b) 664
500,000 BX Trust 2021-ARIA 144A, (1 mo. LIBOR
USD + 2.594%), 4.59%, 10/15/36 (a)(b) 463
236,000 CAMB Commercial Mortgage Trust 2019-LIFE
144A, (1 mo. LIBOR USD + 1.070%), 3.07%,
12/15/37 (a)(b) 233
545,878 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.350%), 4.35%,
6/15/34 (a)(b) 515
347,377 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.608%), 4.61%,
6/15/34 (a)(b) 317
393,196 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 2.100%), 4.10%, 11/15/37 (a)(b) 383
196,598 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 2.766%), 4.76%, 11/15/37 (a)(b) 191
294,897 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 3.492%), 5.49%, 11/15/37 (a)(b) 281
500,000 Connecticut Avenue Securities Trust 2018-R07
144A, (1 mo. LIBOR USD + 4.350%), 6.61%,
4/25/31 (a)(b) 508
37,191 Connecticut Avenue Securities Trust 2019-R01
144A, (1 mo. LIBOR USD + 2.450%), 4.71%,
7/25/31 (a)(b) 37
500,000 Connecticut Avenue Securities Trust 2019-R01
144A, (1 mo. LIBOR USD + 4.350%), 6.61%,
7/25/31 (a)(b) 502

Principal
or Shares Security Description
Value
(000)
1,200,000 Connecticut Avenue Securities Trust 2019-R02
144A, (1 mo. LIBOR USD + 4.150%), 6.41%,
8/25/31 (a)(b) $ 1,201
550,000 Connecticut Avenue Securities Trust 2019-R03
144A, (1 mo. LIBOR USD + 4.100%), 6.36%,
9/25/31 (a)(b) 552
275,744 Connecticut Avenue Securities Trust 2019-R04
144A, (1 mo. LIBOR USD + 5.250%), 7.51%,
6/25/39 (a)(b) 282
908,684 Connecticut Avenue Securities Trust 2019-R05
144A, (1 mo. LIBOR USD + 4.100%), 6.36%,
7/25/39 (a)(b) 907
550,000 Connecticut Avenue Securities Trust 2019-R07
144A, (1 mo. LIBOR USD + 3.400%), 5.66%,
10/25/39 (a)(b) 529
1,018,511 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 4.41%,
11/25/39 (a)(b) 997
68,311 Connecticut Avenue Securities Trust 2020-R02
144A, (1 mo. LIBOR USD + 2.000%), 4.26%,
1/25/40 (a)(b) 68
600,000 Connecticut Avenue Securities Trust 2020-R02
144A, (1 mo. LIBOR USD + 3.000%), 5.26%,
1/25/40 (a)(b) 530
300,000 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.000%), 4.51%,
1/25/42 (a)(b) 286
550,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.150%), 4.15%, 5/15/36 (a)(b) 534
400,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.650%), 4.65%, 5/15/36 (a)(b) 381
496,942 Extended Stay America Trust 2021-ESH
144A, (1 mo. LIBOR USD + 3.700%), 5.70%,
7/15/38 (a)(b) 490
500,000 Fannie Mae Connecticut Avenue Securities 2018-
C06, (1 mo. LIBOR USD + 4.100%), 6.36%,
3/25/31 (b) 500
600,000 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 3.000%), 5.26%, 9/25/49 (a)(b) 563
600,000 Freddie Mac STACR REMIC Trust 2022-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 4.01%,
1/25/42 (a)(b) 549
90,421 Freddie Mac STACR REMIC Trust 2022-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 3.61%,
3/25/42 (a)(b) 90
278,458 Freddie Mac STACR REMIC Trust 2022-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 3.51%,
4/25/42 (a)(b) 277
90,353 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 4.16%,
1/25/50 (a)(b) 90
97,779 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 4.11%,
2/25/50 (a)(b) 97
500,000 Freddie Mac STACR REMIC Trust 2020-HQA3
144A, (1 mo. LIBOR USD + 5.750%), 8.01%,
7/25/50 (a)(b) 523
Principal
or Shares Security Description
Value
(000)
22,205 Freddie Mac STACR REMIC Trust 2020-HQA4
144A, (1 mo. LIBOR USD + 3.150%), 5.41%,
9/25/50 (a)(b) $ 22
188,121 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800%), 4.31%,
10/25/50 (a)(b) 189
200,000 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.800%), 6.31%,
10/25/50 (a)(b) 205
675,000 Freddie Mac STACR Trust 2019-HRP1 144A, (1
mo. LIBOR USD + 2.250%), 4.51%, 2/25/49 (a)
(b) 644
178,365 Freddie Mac STACR Trust 2019-DNA3 144A,
(1 mo. LIBOR USD + 2.050%), 4.31%,
7/25/49 (a)(b) 179
200,000 Freddie Mac STACR Trust 2019-DNA4 144A,
(1 mo. LIBOR USD + 2.700%), 4.96%,
10/25/49 (a)(b) 194
246,785 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-HQA1, (1 mo. LIBOR USD +
8.800%), 11.06%, 3/25/28 (b) 250
297,861 Freddie Mac Structured Agency Credit Risk
Debt Notes 2016-HQA3, (1 mo. LIBOR USD +
9.000%), 11.26%, 3/25/29 (b) 305
1,019,755 Freddie Mac Structured Agency Credit Risk
Debt Notes 2018-HQA1, (1 mo. LIBOR USD +
2.300%), 4.56%, 9/25/30 (b) 1,024
600,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2021-DNA2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.300%), 3.81%, 8/25/33 (a)(b) 582
1,250,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 6.86%, 12/25/42 (b) 1,260
300,000 HONO Mortgage Trust 2021-LULU 144A,
(1 mo. LIBOR USD + 4.400%), 6.40%,
10/15/36 (a)(b) 284
450,000 InTown Hotel Portfolio Trust 2018-STAY
144A, (1 mo. LIBOR USD + 3.500%), 5.50%,
1/15/33 (a)(b) 442
2,352 JP Morgan Mortgage Trust 2014-IVR3 144A,
2.27%, 9/25/44 (a)(b)(h) 2
262,500 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. LIBOR USD + 1.550%), 3.55%,
12/15/37 (a)(b) 248
300,000 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. LIBOR USD + 2.050%), 4.05%,
12/15/37 (a)(b) 278
282,739 LAQ Mortgage Trust 2022-LAQ 144A, (1 mo.
Term Secured Overnight Financing Rate +
4.872%), 6.97%, 3/15/39 (a)(b) 276
540,634 Life Mortgage Trust 2021-BMR 144A, (1 mo.
LIBOR USD + 2.950%), 4.95%, 3/15/38 (a)(b) 500
300,000 MF1 Ltd. 2020-FL3 144A, (1 mo. Term Secured
Overnight Financing Rate + 4.614%), 6.57%,
7/15/35 (a)(b) 297
141,239 Motel Trust 2021-MTL6 144A, (1 mo. LIBOR
USD + 4.700%), 6.70%, 9/15/38 (a)(b) 140
299,607 Multifamily Connecticut Avenue Securities Trust
2019-01 144A, (1 mo. LIBOR USD + 3.250%),
5.51%, 10/15/49 (a)(b) 281

Payden Mutual Funds
Payden/Kravitz Cash Balance Plan Fund
continued
Principal
or Shares Security Description
Value
(000)
900,000 Palisades Center Trust 2016-PLSD 144A, 3.36%,
4/13/33 (a) $ 712
194,831 Radnor RE Ltd. 2021-1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.650%), 3.16%, 12/27/33 (a)(b) 194
110,000 Sage AR Funding No 1 PLC 1A 144A, (Sterling
Overnight Index Average + 3.000%), 3.61%,
11/17/30 GBP (a)(b)(c) 122
289,377 SMR Mortgage Trust 2022-IND 144A, (1 mo.
Term Secured Overnight Financing Rate +
6.000%), 7.96%, 2/15/39 (a)(b) 275
1,400,000 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 3.750%), 6.01%, 4/25/43 (a)(b) 1,400
1,000,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 4.66%, 2/25/47 (a)(b) 993
450,000 TPGI Trust 2021-DGWD 144A, (1 mo. LIBOR
USD + 2.350%), 4.35%, 6/15/26 (a)(b) 418
299,048 TTAN 2021-MHC 144A, (1 mo. LIBOR USD +
2.400%), 4.40%, 3/15/38 (a)(b) 280
400,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. LIBOR USD + 1.775%),
3.77%, 12/15/34 (a)(b) 394
10,237,567 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.93%, 8/15/51 (h) 340
Total Mortgage Backed (Cost - $31,569)
30,348
Stocks (9%)
Common Stock (9%
)
2,900 Apple Inc. 471
5,700 Bristol Myers Squibb Co. 421
600 Broadcom Inc. 321
5,700 CF Industries Holdings Inc. 544
3,700 ConocoPhillips 361
4,400 CVS Health Corp. 421
1,100 Eli Lilly and Co. 363
3,100 Emerson Electric Co. 279
13,200 EQT Corp. 581
1,200 Home Depot Inc. 361
3,200 LyondellBasell Industries NV 285
3,700 Merck & Co. Inc. 331
1,600 Microsoft Corp. 449
4,100 NextEra Energy Inc. 347
2,900 Phillips 66 258
4,000 QUALCOMM Inc. 580
3,400 Raytheon Technologies Corp. 317
39,300 Southwestern Energy Co.(i) 278
1,300 Target Corp. 212
1,800 Union Pacific Corp. 409
1,700 United Parcel Service Inc. 331
Principal
or Shares Security Description
Value
(000)
700 UnitedHealth Group Inc. $ 380
1,900 Visa Inc. 403
2,900 Waste Management Inc. 477
5,200 Wyndham Hotels & Resorts Inc. 361
Total Stocks (Cost - $8,582) 9,541
Investment Company (2%
)
456,287 Payden Cash Reserves Money Market Fund* 456
30,800 SPDR S&P Bank ETF 1,496
Total Investment Company (Cost - $2,125)
1,952
Purchase Options  (0%
)
Total Purchase Options (Cost - $49) 19
Total Investments (Cost - $108,481) (99%)
103,478
Other Assets, net of Liabilities (1%)
1,123
Net Assets (100%) $ 104,601
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(c) Principal in foreign currency.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022. The stated maturity is subject to prepayments.
(f) Perpetual security with no stated maturity date.
(g) All or a portion of these securities are on loan. At July 31, 2022, the total market value of the Fund’s securities on loan is $440 and the total market value of the collateral held by the Fund is $456. Amounts in 000s.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) Non-income producing
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
S & P 500 Index 2 $ 826 $ 3525 11/18/2022 $ 9 Put
S & P 500 Index 4 1,652 3600 09/30/2022 10 Put
Total Purchase Options
$19

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 2,186
USD  397 Citibank, N.A. 10/28/2022 $ 15
COP 970,000
USD  214 BNP PARIBAS 10/28/2022 8
MYR 3,535
USD  792 Barclays Bank PLC 10/28/2022 4
USD 9,914
EUR  8,968 Citibank, N.A. 09/15/2022 717
USD 523
CAD  670 HSBC Bank USA, N.A. 09/15/2022 –
USD 1,017
GBP  779 HSBC Bank USA, N.A. 09/15/2022 68
ZAR 2,510
USD  147 Citibank, N.A. 10/28/2022 2
814
Liabilities:
EUR 3,351 USD  3,637 Citibank, N.A. 09/15/2022 (200)
GBP 473 USD  592 HSBC Bank USA, N.A. 09/15/2022 (15)
USD 263 ZAR  4,530 Citibank, N.A. 10/20/2022 (8)
USD 265 EUR  259 State Street Bank & Trust Co. 09/15/2022 (1)
(224)
$ –
Net Unrealized Appreciation (Depreciation)
590
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Bobl Future 18 Sep-22 $ 2,352 $ 32 $ 32
U.S. Treasury 2-Year Note Future 135 Sep-22 28,412 61 61
U.S. Ultra Bond Future 5 Sep-22 792 31 31
a a
124
Short Contracts:
Euro-Bund Future 3 Sep-22 (483) (39) (39)
Euro-Schatz Future 74 Sep-22 (8,330) (28) (28)
U.S. 10-Year Ultra Future 27 Sep-22 (3,544) (82) (82)
U.S. Treasury 10-Year Note Future 54 Sep-22 (6,542) (129) (129)
U.S. Treasury 5-Year Note Future 163 Sep-22 (18,537) (161) (161)
a a
(439)
Total Futures
$(315)

Payden Mutual Funds
Payden/Kravitz Cash Balance Plan Fund
continued
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 38 Index), Pay 5% Quarterly,
Receive upon credit default 06/20/2027 $4,604 $(79) $112 $(191)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10-Year SOFR Swap, Receive Fixed 1.517% Annually, Pay
Variable 1.53% (SOFRRATE) Annually 03/03/2032 $ 2,413 $(178) $– $(178)
10-Year SOFR Swap, Receive Fixed 1.615% Annually, Pay
Variable 1.53% (SOFRRATE) Annually 03/04/2032 1,207 (79) – (79)
$(257) $– $(257)